RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
NOTE 4:	RELATED PARTY TRANSACTIONS AND BALANCES

a.

The Company receives certain services from C. Mer, a publicly traded company. Mr. Haim Mer, the Company's chairman of the board and Mr. Isaac Ben Bassat, a former director of the Company, are members of the controlling group of C. Mer. These services include reimbursement for shared expenses related to a commercial insurance policy.

	b.	From January 1, 2009 until September 2011, as part of the acquisition of certain assets and liabilities of AnchorPoint, Inc., the Company received certain services from Data Distributors Inc., a company controlled by Mr. Roger Challen, a former director of the Company and the controlling shareholder of the Info Group Inc., a beneficial owner of 9.70% of the Company's Ordinary shares as of June 30, 2021. These services include reimbursement for shared expenses, development and IT services, other administrative services. Expenses recognized with respect to the above-mentioned services were approximately $9, and $0 for the six months ended June 30, 2021 and 2020, respectively. In addition, the Company rents an office in Powder Springs, Georgia, from Mr. Challen, under a month-to-month lease. In the six months periods ended June 30, 2021 and June 30, 2020 the Company paid or accrued $18 and $28, respectively with respect to the above-mentioned rent expenses.

	c.	Balances and transactions with related parties were as follows:

1.    Balances with related parties:

	June 30, 2021	December 31, 2020
	Unaudited
Other accounts payable and accrued expenses	$16	$15

2.    Transactions with related parties:

	Six months ended June 30,
	2021	2020
	Unaudited
Amounts charged by related parties:
Cost of revenues	$23	$23
Operating expenses	55	55
	$78	$78